Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2018	¥ 2,142
2019	1,944
2020	2,095
2021	2,207
2022	2,390
2023-2027	15,151
Total	25,929
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2018	1,235
2019	1,235
2020	1,258
2021	1,253
2022	1,293
2023-2027	8,096
Total	¥ 14,370